Schedule II - Condensed Financial Information of Registrant - Condensed Statements of Operations of Registrant (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Income Statements, Captions [Line Items]
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests					$ 0.0					$ 0.0
Stockholders' Equity Attributable to Parent	$ 758.0				638.1				$ 758.0	638.1
Consolidated segment revenues									3,010.6	3,038.3	$ 2,661.6
Gross profit	310.0	$ 320.1	$ 306.8	$ 239.1	305.1	$ 376.2	$ 320.5	$ 235.9
Operating expenses:
Operating income									283.0	334.9	(48.8)
Other income (expense):
Interest Expense									(309.9)	(334.5)	(321.7)
Gain On Contingent Purchase Price Adjustment											8.5
Other (expense) income, net									(4.2)	8.8	15.0
Income (loss) from continuing operations before income taxes									(31.1)	9.2	(317.0)
Income tax expense									38.1	(58.4)	1.3
Net income (loss) from continuing operations	24.0	39.8	(51.4)	260.8	36.2	(93.0)	15.9	7.0	273.2	(33.9)	(512.4)
Net income (loss) attributable to common and participating preferred stockholders									106.0	(198.8)	(556.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	47.3	36.0	(44.0)	303.1	60.3	(421.2)	133.4	126.0	342.4	(101.5)	(194.1)
Net Income (Loss) Attributable to Parent	(26.2)	$ 2.1	$ (82.1)	$ 212.2	(7.3)	$ (132.9)	$ (24.7)	$ (33.9)	106.0	(198.8)	(556.8)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Consolidated segment revenues									0.0	0.0	0.0
Cost of revenues									0.0	0.0	0.0
Gross profit									0.0	0.0	0.0
Operating expenses:
General and administrative									40.4	50.7	100.2
Acquisition related charges									0.0	0.2	0.4
Total operating expenses									40.4	50.9	100.6
Operating income									(40.4)	(50.9)	(100.6)
Other income (expense):
Equity in net income (losses) of subsidiaries									497.8	(214.8)	(357.2)
Interest Expense									(144.1)	(143.1)	(124.2)
Gain On Contingent Purchase Price Adjustment									0.0	0.0	8.5
Other (expense) income, net									1.3	2.0	15.2
Income (loss) from continuing operations before income taxes									314.6	(406.8)	(558.3)
Income tax expense									208.6	(208.0)	(1.5)
Net income (loss) from continuing operations									106.0	(198.8)	(556.8)
Discontinued Operations, Held-for-sale [Member]
Condensed Income Statements, Captions [Line Items]
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	1,536.3				1,351.6				1,536.3	1,351.6
Stockholders' Equity Attributable to Parent	$ 439.2				$ 378.9				439.2	378.9
Consolidated segment revenues									0.0	0.0
Operating expenses:
Operating income									0.0	0.0
Other income (expense):
Net income (loss) from continuing operations									170.3	(178.1)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									170.3	(178.1)
Net Income (Loss) Attributable to Parent									126.6	(197.2)	(314.7)
Discontinued Operations, Held-for-sale [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Consolidated segment revenues											0.0
Operating expenses:
Operating income											0.0
Other income (expense):
Interest Expense											0.0
Other (expense) income, net											0.0
Income (loss) from continuing operations before income taxes											0.0
Income tax expense											0.0
Net income (loss) from continuing operations											(292.7)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											(292.7)
Net Income (Loss) Attributable to Parent									$ 227.1	$ (153.0)	$ (257.5)